THE PUTNAM FUND FOR GROWTH AND INCOME
                 Prospectus Supplement dated June 9, 1997
                  to Prospectuses dated February 28, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Anthony I. Kreisel   1993         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1986.

David L. King        1993         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1983.

Hugh H. Mullin       1996         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1986.

Sheldon N. Simon     1997         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1984.



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